Commitments Contingencies and Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments Contingencies And Guarantees [Line Items]
Rent expense from continuing operations	$ 213	$ 233	$ 232
Outstanding letters of credit and bid bonds	23
Unconditional purchase obligation	223
Initial term of Management Agreement	10 years
Management agreement expiry date	Aug. 11, 2015
Commitments
Commitments Contingencies And Guarantees [Line Items]
Outstanding letters of credit and bid bonds	36
Restoration liabilities
Commitments Contingencies And Guarantees [Line Items]
Restoration liabilities	$ 35